Convertible Notes Payable (Details Narrative) 10Q - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 16, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	May 22, 2017
Notes payable		$ 845,000		$ 845,000		$ 125,000	$ 226,300
Unamortized debt discount							48,942
Fair value of derivatives		48,961		48,961
Financing costs				$ 171,739		643,481
Number of warrant purchase shares	275,000	500,000		500,000				2,000,000	100,000
Exercise price of warrants	$ 0.08	$ 0.14		$ 0.14				$ 0.25	$ 0.40
Loss on debt extinguishment	$ 10,057		$ (526,871)	$ 651,574	(552,871)	(977,203)	(455,975)
Interest expenses				$ 747,623
Common Stock [Member]
Warrant term				5 years
Number of warrant purchase shares		1,000,000		1,000,000
Exercise price of warrants		$ 0.14		$ 0.14
Convertible Note Payable [Member]
Outstanding balance of debt		$ 150,000		$ 150,000		$ 1,695,768	$ 1,695,768
Interest rate		8.00%		8.00%
Maturity date, description				February 2018 through January 2019
Unamortized debt discount		$ 0		$ 0
Exchange for cash		130,000		130,000
Fair value of derivatives		$ 252,778		252,778
Financing costs				102,778
Original issue discount				$ 20,000
Number of common stock issued to settle remaining convertible notes payable				6,133,006
Loss on debt extinguishment				$ 1,067,242
Interest expenses				$ 144,541	$ 40,481